LITMAN GREGORY FUNDS TRUST

(the “Trust”)

Polen Capital Global Growth ETF (the “Fund”)

Supplement dated July 17, 2025 to the Prospectus and Statement of Additional Information (“SAI”) of the Litman Gregory Funds Trust, dated April 29, 2025, as supplemented

Notice to Existing and Prospective Shareholders:

Effective June 30, 2025, Bryan Power is no longer a Portfolio Manager of the Polen Capital Global Growth ETF. All references to Mr. Power with respect to the Fund are hereby removed from the Prospectus and SAI.

Effective July 1, 2025, Stephen Atkins, Portfolio Manager, at Polen Capital Management, LLC became a member of the team of portfolio managers managing the Polen Capital Global Growth ETF.

The following information replaces the table for Polen Capital Management, LLC in the section entitled “Management” on page 6 of the Prospectus dated April 29, 2025:

Polen Capital Management LLC	Damon Ficklin, Head of Team, Portfolio Manager and Analyst	Since inception (August 2023)

	Stephen Atkins, Portfolio Manager & Analyst	July 2025

The following information replaces the disclosure for Polen Capital Management, LLC in the section entitled “The Sub-Advisor for the Polen Capital Global Growth ETF ” beginning on page 43 of the Prospectus dated April 29, 2025:

Damon Ficklin

Stephen Atkins

Polen Capital Management, LLC

1825 NW Corporate Boulevard, Suite 300

Boca Raton, FL 33431

Damon Ficklin and Stephen Atkins are the co-portfolio managers of the Polen Capital Global Growth ETF. Ficklin, Head of the Large Company Growth Team, Portfolio Manager and Analyst, is lead portfolio manager for the Global Growth strategy, and a member of the investment team at Polen Capital. Ficklin joined Polen Capital in 2003. From 2012 through June 30, 2019, Ficklin was a co-portfolio manager on the Focus Growth strategy. Prior to joining Polen Capital, Ficklin spent one year as an equity analyst at Morningstar. Prior to that, he spent four years as a tax consultant at PricewaterhouseCoopers. Ficklin earned a B.S., magna cum laude, in Accounting from the University of South Florida, an M.S.A. from Appalachian State University, and an M.B.A. with high honors from The University of Chicago Booth School of Business. Atkins joined Polen Capital in 2012. Atkins is a Portfolio Manager and Analyst on Polen Capital’s Large Company Growth team. Prior to joining Polen Capital, Atkins spent twelve years as a Portfolio Manager at Northern Trust Investments, including eight years as a mutual fund Co-Manager. Before joining Northern Trust, Atkins was a Portfolio Manager at Carl Domino Associates, LP. Atkins received his B.S. in Business Administration from Georgetown University and a General Course degree from the London School of Economics. Atkins is a CFA® charterholder and a member of the CFA Institute and the CFA Society of South Florida.

Ficklin and Atkins focus on investments in large capitalization companies (market capitalizations greater than $10 billion at the time of purchase) that are located anywhere in the world, including companies in both developed and emerging markets, and, in their opinion, have a sustainable competitive advantage. In addition, Ficklin and Atkins may from time to time purchase a common stock, including the common stock of medium capitalization or “mid-cap” companies (market capitalizations greater than $2 billion but less than $10 billion at the time of purchase), if, in their opinion, the stock represents a particularly attractive investment opportunity.

An affiliate of the Advisor owns a minority, non-controlling stake in Polen Capital.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information - Other Accounts Managed by Portfolio Managers” beginning on page 36 of the SAI dated April 29, 2025:

Fund and Portfolio Manager (Firm)*	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Polen Capital Global Growth ETF
Damon Ficklin (Polen Capital)	5	$6,623.00 million	10	$4,272.86 million	2,292	$29,418.67 million
Stephen Atkins (Polen Capital)	2	$410.07 million	2	$508.34 million	508	$3,265.71 million

*	Information is as of April 30, 2025.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information - Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers” beginning on page 37 of the SAI dated April 29, 2025:

Fund and Portfolio Manager (Firm)*	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Polen Capital Global Growth ETF
Damon Ficklin (Polen Capital)	0	$0	1	$25.88 million	7	$3,326.15 million
Stephen Atkins (Polen Capital)	0	$0	1	$25.88 million	1	$207.42 million

*	Information is as of April 30, 2025.

The following information is added to the table in the section entitled “Additional Portfolio Manager Information - Portfolio Manager Securities Ownership” beginning on page 38 of the SAI dated April 29, 2025:

Portfolio Manager	Dollar Range of Securities Owned
Damon Ficklin (Polen Capital)*	A
Stephen Atkins (Polen Capital)*	A

Key of Dollar Ranges for Table: A - None; B - $1 to $10,000; C - $10,001 to $50,000; D - $50,001 to $100,000; E - $100,001 - $500,000; F - $500,001 - $1,000,000; G - Over $1,000,000.

*	Information is as of April 30, 2025.

Please keep this Supplement with your Prospectus and Statement of Additional Information.

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